Financial Instruments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financial Instruments [Line Items]
Total exchange gain or (loss)	$ 5,028,955	$ (160,502)
Market interest rate	1.00%
Increase in the cash outflow	$ 131,045	134,491
Cash and cash equivalents and financial assets at amortized cost	45,755,317	46,777,772
Increase in credit losses	364,640
Other receivables and guarantee deposits	4,798		$ 107,228
Unrealised foreign exchange gains (losses) [member]
Financial Instruments [Line Items]
Total exchange gain or (loss)	(4,994,135)	160,502
Accounts receivable [Member]
Financial Instruments [Line Items]
Increase in credit losses			$ 7,600,000
Credit risk [member]
Financial Instruments [Line Items]
Other receivables and guarantee deposits	$ 552,405	$ 613,544